Loans, financing and debentures (Details) - Schedule of maturities of short and long term loans - BRL (R$) R$ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Loans, financing and debentures (Details) - Schedule of maturities of short and long term loans [Line Items]
Maturities of short- and long-term loans	R$ 663,181	R$ 514,113
1 year [Member]
Loans, financing and debentures (Details) - Schedule of maturities of short and long term loans [Line Items]
Maturities of short- and long-term loans	322,046	217,274
2 years [Member]
Loans, financing and debentures (Details) - Schedule of maturities of short and long term loans [Line Items]
Maturities of short- and long-term loans	55,984	198,793
3 years [Member]
Loans, financing and debentures (Details) - Schedule of maturities of short and long term loans [Line Items]
Maturities of short- and long-term loans	21,904	51,670
4 years [Member]
Loans, financing and debentures (Details) - Schedule of maturities of short and long term loans [Line Items]
Maturities of short- and long-term loans	9,448	22,098
5 years [Member]
Loans, financing and debentures (Details) - Schedule of maturities of short and long term loans [Line Items]
Maturities of short- and long-term loans	7,003	8,269
Above five years [Member]
Loans, financing and debentures (Details) - Schedule of maturities of short and long term loans [Line Items]
Maturities of short- and long-term loans	R$ 246,796	R$ 16,009